Cash and cash equivalents (Details) € in Thousands	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Bank Accounts	€ 16,926	€ 3,347
Short term deposits	7,000	2,500
Total cash and cash equivalents	€ 23,926	€ 5,847	€ 6,337	€ 14,406
Number of Short-term Deposits Classified as Cash Equivalents | item	2	1
Interest Rate of Short-term Deposits Classified as Cash Equivalents		0.03%
Nominal value of short term deposits classified as cash equivalents	€ 7,000	€ 2,500
Maturing in January 1, 2022
Disclosure of financial assets [line items]
Interest Rate of Short-term Deposits Classified as Cash Equivalents	0.03%
Nominal value of short term deposits classified as cash equivalents	€ 2,000
Maturing in January 26, 2022
Disclosure of financial assets [line items]
Interest Rate of Short-term Deposits Classified as Cash Equivalents	0.03%
Nominal value of short term deposits classified as cash equivalents	€ 5,000